LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT
Total debt	$ 1,565,241	$ 1,724,108
Less: current portion		360,000
Total long-term debt	1,565,241	1,364,108
Credit Facility
LONG-TERM DEBT
Deferred financing costs	(2,768)	(4,238)
Outstanding borrowings	0	0
2020 Notes
LONG-TERM DEBT
Total long-term debt	198,505
2018 Notes
LONG-TERM DEBT
Total long-term debt	348,145	347,974
2017 Notes
LONG-TERM DEBT
Total long-term debt	298,454	298,238
2016 Notes
LONG-TERM DEBT
Total long-term debt	348,790	348,527
2015 Note
LONG-TERM DEBT
Total long-term debt	49,690	49,625
2012 Notes
LONG-TERM DEBT
Total long-term debt	199,575	199,404
2010 Notes
LONG-TERM DEBT
Total long-term debt	$ 124,850	$ 484,578